SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2013
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated lives	3 to 5 years